Long-Term Debt - Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instruments [Abstract]
2020	$ 9,241	[1]
2021	3,312
2022	11,971
2023	34,395
2024 and thereafter
Total	$ 58,919

[1]	$5,674 relate to prepayments for Pyxis Delta and Pyxis Theta loan facility (as discussed earlier in this Note). The scheduled principal payments in 2020 are $3,192